FINANCIAL INSTRUMENTS (Details Textual)	12 Months Ended
Dec. 31, 2013
Minimum [Member]
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, One Through Twelve Months, Percentage	0.00%
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, Thirteen Through Twenty Four Months, Percentage	0.00%
Currency risk exposure, Hedging Policy for U.S. dollar denominated debt, Percentage	0.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, One Through Twelve Months, Percentage	0.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Thirteen Through Twenty Four Months, Percentage	0.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Twenty Five Through Thirty Six Months, Percentage	0.00%
Maximum [Member]
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, One Through Twelve Months, Percentage	67.00%
Currency risk exposure, Hedging Policy for Anticipated Sales and Accounts Receivable, Thirteen Through Twenty Four Months, Percentage	25.00%
Currency risk exposure, Hedging Policy for U.S. dollar denominated debt, Percentage	60.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, One Through Twelve Months, Percentage	70.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Thirteen Through Twenty Four Months, Percentage	60.00%
Price risk exposure, Hedging Policy for Anticipated Sales and Purchases, Twenty Five Through Thirty Six Months, Percentage	30.00%